CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (USD $)	Total	Equity (Deficit) Attributable to E-House	Ordinary Shares	Additional Paid-in Capital	Retained Earnings (Accumulated Deficit)	Accumulated Other Comprehensive Income	Subscription Receivables	Non-controlling Interest
Balance at Dec. 31, 2010	$ 1,376,639,572	$ 901,099,847	$ 80,752	$ 672,621,384	$ 200,822,587	$ 27,640,541	$ (65,417)	$ 475,539,725
Balance (in shares) at Dec. 31, 2010			80,752,526
Increase (Decrease) in Stockholders' Equity
Net income (loss)	(465,020,512)	(270,357,081)			(270,357,081)			(194,663,431)
Foreign currency translation adjustments	24,231,778	18,612,494				18,612,494		5,619,284
Dividends	(20,209,842)	(20,209,842)			(20,209,842)
Dividends to non-controlling interest	(783,403)							(783,403)
Share-based compensation	32,023,557	24,360,791		24,360,791				7,662,766
Exercise of share options	503,046	503,046	81	437,548			65,417
Exercise of share options (in shares)			81,495
Vesting of the restricted shares			631	(631)
Vesting of the restricted shares (in shares)			630,603
Capital injection and non-controlling interest recognized in connection with business acquisition	5,844,009	1,785,764		1,785,764				4,058,245
Changes in equity ownership on partial disposal of subsidiaries	514,156	278,332		278,332				235,824
Exercise of CRIC share options	791,139	(2,218,582)		(2,218,582)				3,009,721
Vesting of CRIC restricted shares	262,500	(134,500)		(134,500)				397,000
Disposal of subsidiaries	(493,617)							(493,617)
Repurchase of CRIC shares	(29,862,792)	(286,912)		(120,820)	(166,092)			(29,575,880)
Repurchase of shares	(20,071,589)	(20,071,589)	(2,398)	(8,915,855)	(11,153,336)
Repurchase of shares (in shares)			(2,399,000)
Balance at Dec. 31, 2011	904,368,002	633,361,768	79,066	688,093,431	(101,063,764)	46,253,035		271,006,234
Balance (in shares) at Dec. 31, 2011			79,065,624
Increase (Decrease) in Stockholders' Equity
Net income (loss)	(71,049,371)	(56,971,404)			(56,971,404)			(14,077,967)
Foreign currency translation adjustments	1,828,717	1,875,712				1,875,712		(46,995)
Dividends	(11,866,670)	(11,866,670)		(11,866,670)
Dividends to non-controlling interest	(856,121)							(856,121)
Share-based compensation	35,656,525	31,900,606		31,900,606				3,755,919
Exercise of share options	815,522	248,118	195	259,721			(11,798)	567,404
Exercise of share options (in shares)			194,721
Vesting of the restricted shares	262,594	39,322	567	38,755				223,272
Vesting of the restricted shares (in shares)			567,489
Capital injection and non-controlling interest recognized in connection with business acquisition	291,839							291,839
Shares issued in connection with the merger of CRIC	252,106,323	252,106,323	38,786	252,067,537
Shares issued in connection with the merger of CRIC (in shares)			38,785,588
Replacement of CRIC share options and restricted shares	31,897,646	31,897,646		31,897,646
Reversal of ASC 740 uncertain tax position	200,000	200,000			200,000
Changes in equity ownership on partial disposal of subsidiaries	157,359	175,735		175,735				(18,376)
Repurchase of shares	(1,569,815)	(1,569,815)	(371)	(1,569,444)	0
Repurchase of shares (in shares)			(371,141)
Movement arising from merger of CRIC	(397,128,601)	(142,471,974)		(149,461,182)		6,989,208		(254,656,627)
Balance at Dec. 31, 2012	745,113,949	738,925,367	118,243	841,536,135	(157,835,168)	55,117,955	(11,798)	6,188,582
Balance (in shares) at Dec. 31, 2012			118,242,281
Increase (Decrease) in Stockholders' Equity
Net income (loss)	51,086,289	51,957,425			51,957,425			(871,136)
Foreign currency translation adjustments	17,532,967	17,066,639				17,066,639		466,328
Dividends	(19,946,745)	(19,946,745)		(19,946,745)
Dividends to non-controlling interest	(338,941)							(338,941)
Share-based compensation	18,903,027	18,903,027		18,903,027
Exercise of share options	15,329,388	15,329,388	4,596	17,460,926			(2,136,134)
Exercise of share options (in shares)			4,596,761
Vesting of the restricted shares	263,106	263,106	770	262,336
Vesting of the restricted shares (in shares)			769,448
Capital injection and non-controlling interest recognized in connection with business acquisition	8,079,333							8,079,333
Call option in connection with issuance of convertible senior notes	(44,999,998)	(44,999,998)		(44,999,998)
New shares issued to management		62,621,240	17,790	62,603,450
Changes in equity ownership on acquisition of non-controlling interest		(409,110)		(409,110)				409,110
Repurchase of shares	(17,772,586)	(17,772,586)	(3,582)	(15,942,072)	(1,826,932)
Repurchase of shares (in shares)			(3,582,133)
Balance at Dec. 31, 2013	$ 835,871,029	$ 821,937,753	$ 137,817	$ 859,467,949	$ (107,704,675)	$ 72,184,594	$ (2,147,932)	$ 13,933,276
Balance (in shares) at Dec. 31, 2013			137,816,482